CONTRACTS IN PROGRESS (Tables)	6 Months Ended
Jun. 30, 2023
Construction Contracts [Abstract]
Disclosure of contracts in progress

(US$ MILLIONS)	June 30, 2023	December 31, 2022
Contract costs incurred to date	$21,064	$21,014
Profit recognized to date (less recognized losses)	2,086	2,044
	$23,150	$23,058
Less: progress billings	(24,000)	(23,847)
Contract work in progress (liability)	$(850)	$(789)
Comprising:
Amounts due from customers – work in progress	$513	$435
Amounts due to customers – creditors	(1,363)	(1,224)
Net work in progress	$(850)	$(789)